Restructuring And Related Charges (Narrative) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception	$ 65.7
PET Rightsizing Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges	11.0
PET Rightsizing Initiative [Member] | Anticipated To Be Incurred Through September 30 2018 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception	8.2
HHI Distribution Center Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges	50.0
HHI Distribution Center Consolidation [Member] | Anticipated To Be Incurred Through September 30 2018 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception	27.4
GAC Business Rationalization Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Expected restructuring and related charges	32.0
GAC Business Rationalization Initiative [Member] | Anticipated To Be Incurred Through December 31, 2017 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception	$ 29.5
HHI Business Rationalization Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception		$ 16.6
Global Expense Rationalization Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges since initiative inception		$ 47.0